Prepaid Expenses and Other Current Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets
7.	Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following (in thousands):

	June 30,	December 31,
	2022	2021
Prepaid expenses	$1,128	$982
Prepaid insurance	1,474	55
Prepaid manufacturing expenses	596	2,624
Prepaid contract research costs	185	262
Research and development tax credit	692	579
Value added tax receivable	1,574	5,633
Deferred financing costs	—	3,855
Income tax receivable	198	213
Investment tax credit	906	—
Prepaid expenses and other current assets	$6,753	$14,203

Prepaid Expenses and Other Current Assets
7.	Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following (in thousands):

	June 30,	December 31,
	2022	2021
Prepaid expenses	$1,128	$982
Prepaid insurance	1,474	55
Prepaid manufacturing expenses	596	2,624
Prepaid contract research costs	185	262
Research and development tax credit	692	579
Value added tax receivable	1,574	5,633
Deferred financing costs	—	3,855
Income tax receivable	198	213
Investment tax credit	906	—
Prepaid expenses and other current assets	$6,753	$14,203

Gelesis
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets
7.	Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following (in thousands):

	At December 31,
	2021	2020
Prepaid expenses	$3,874	$1,024
Prepaid contract research costs	262	169
Research and development tax credit	579	1,131
Value added tax receivable	5,633	4,315
Deferred financing costs	3,855	38
Prepaid expenses and other current assets	$14,203	$6,677

Prepaid Expenses and Other Current Assets
7.	Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following (in thousands):

	At December 31,
	2021	2020
Prepaid expenses	$3,874	$1,024
Prepaid contract research costs	262	169
Research and development tax credit	579	1,131
Value added tax receivable	5,633	4,315
Deferred financing costs	3,855	38
Prepaid expenses and other current assets	$14,203	$6,677